SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 24, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents					$ 0	$ 0
Impairment losses on equipment			$ 0	$ 0	0	0
Revenue from Contract with Customer, Excluding Assessed Tax	$ (0)	$ (0)	(0)	(0)
Cash excess of FDIC insurance limits	$ 3,224,000		3,224,000		500,000	0
Doubtful accounts			$ 0	$ 0	0	0
Valuation allowance increase decrease					$ 435,795	$ 610,845
Additional contract award							$ 921,130
Contract award							$ 1,021,092